Segment Information	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segment Information
4.	Segment Information

The Group engages mainly in the assembly and testing of semiconductors, memory module and investing. In accordance with IFRS 8 “Operating Segments”, the Group’s chief operating decision maker has been identified as the Chairman of the Board of Directors, who reviews these segment results by Testing, Assembly, Testing and Assembly for Liquid Crystal Display and other Flat-Panel Display Driver Semiconductors (“LCDD”) and Bumping when making decisions about allocating resources and assessing the performance of the Group. The information of the segments’ other assets and liabilities are not regularly provided to the Chairman of the Board of Directors for decision making. Financial segment information is as below:

The Group uses operating profit (loss) as the measurement for segment profit (loss) and the basis of performance assessment. There was no material inconsistency between the accounting policies of the operating segment and the accounting policies described in Note 2.

	2015
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total continuing operations	Discontinued operations
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,546,394	5,525,582	5,396,001	3,369,112	—	—	18,837,089	1,032,302
Inter-segment	172,264	528	—	—	44,577	(217,369)	—	—

Total revenue	4,718,658	5,526,110	5,396,001	3,369,112	44,577	(217,369)	18,837,089	1,032,302

Operating profit (loss)	1,203,169	117,127	1,354,398	28,605	(47,191)	(7,681)	2,648,427	(61,214)
Depreciation and amortization	(646,545)	(550,819)	(1,157,809)	(548,234)	(357)	543	(2,903,221)	(118,702)
Interest income	—	—	—	—	60,552	(1,690)	58,862	9,421
Interest expense	—	—	—	—	(128,311)	1,690	(126,621)	(414)
Share of profit of associates	—	—	—	—	25,346	5,923	31,269	—
Purchase of property, plant and equipment	796,964	895,767	1,366,389	589,615	2,477	(6,652)	3,644,560	—

	2016
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total continuing operations	Discontinued operations
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Revenue
External customers	4,587,054	5,880,780	4,920,302	2,999,457	—	—	18,387,593	1,005,166
Inter-segment	—	1,103	—	510	41,670	(43,283)	—	—

Total revenue	4,587,054	5,881,883	4,920,302	2,999,967	41,670	(43,283)	18,387,593	1,005,166

Operating profit (loss)	1,346,874	143,220	963,698	(341,356)	(82,331)	(31,530)	1,998,575	(146,263)
Depreciation and amortization	(664,026)	(635,481)	(1,167,908)	(622,412)	(565)	488	(3,089,904)	(141,375)
Interest income	—	—	—	—	51,756	(13,202)	38,554	3,753
Interest expense	—	—	—	—	(144,545)	—	(144,545)	(606)
Share of profit (loss) of associates	—	—	—	—	(128,866)	157,790	28,924	—
Purchase of property, plant and equipment	771,500	554,162	910,457	887,144	49	—	3,123,312	1,567,683

	2017
	Testing	Assembly	LCDD	Bumping	Others	Elimination	Total continuing operations	Total continuing operations	Discontinued operations	Discontinued operations
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000	US$000	NT$000	US$000
Revenue
External customers	4,838,246	5,259,281	4,789,869	3,053,459	—	—	17,940,855	605,292	227,095	7,662
Inter-segment	—	—	247	—	35,808	(36,055)	—	—	—	—

Total revenue	4,838,246	5,259,281	4,790,116	3,053,459	35,808	(36,055)	17,940,855	605,292	227,095	7,662

Operating profit (loss)	1,448,939	(55,198)	1,285,495	(336,123)	(100,545)	(2,687)	2,239,881	75,570	(25,394)	(857)
Depreciation and amortization	(673,393)	(597,500)	(1,048,587)	(579,605)	(503)	310	(2,899,278)	(97,816)	—	—
Interest income	—	—	—	—	53,123	—	53,123	1,792	464	16
Interest expense	—	—	—	—	(190,425)	—	(190,425)	(6,425)	(2,414)	(81)
Share of profit (loss) of associates	—	—	—	—	1,347,851	(1,527,342)	(179,491)	(6,056)	—	—
Purchase of property, plant and equipment	836,894	655,879	2,615,153	594,765	—	—	4,702,691	158,660	—	—

Geographic information of revenue:

	2015	2016	2017	2017
	NT$000	NT$000	NT$000	US$000
Area
ROC	13,529,739	12,728,014	13,152,419	443,739
Japan	986,403	1,855,674	2,257,296	76,157
Singapore	2,928,591	3,087,835	1,798,585	60,681
Others	1,392,356	716,070	732,555	24,715

	18,837,089	18,387,593	17,940,855	605,292

Net revenue from customers representing at least 10% of the total revenue:

	2015		2016		2017		2017
	Amount	%	Amount	%	Amount	%	Amount
	NT$000		NT$000		NT$000		US$000
Customers
Customer A	4,307,855	23	3,370,285	18	3,434,873	19	115,886
Customer K	2,386,975	13	2,633,431	14	2,742,882	15	92,540
Customer I	2,935,820	16	3,085,190	17	1,798,111	10	60,665
Customer C	1,761,049	9	1,870,675	10	1,530,209	9	51,626

The revenue generated from the above customers is mainly from the segments of Assembly and LCDD.